RESTATEMENT OF THE YEAR ENDED DECEMBER 31, 2011, AND PERIODS ENDED MARCH 31, JUNE 30 AND SEPTEMBER 30, 2012 (Details) - Schedule of Restated Financial Information (Parentheticals) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Scenario, Actual [Member] Series I Preferred Stock [Member]	Sep. 30, 2012 Scenario, Actual [Member] Series I Preferred Stock [Member]	Jun. 30, 2012 Scenario, Actual [Member] Series I Preferred Stock [Member]	Mar. 31, 2012 Scenario, Actual [Member] Series I Preferred Stock [Member]	Dec. 31, 2011 Scenario, Actual [Member] Series I Preferred Stock [Member]	Dec. 31, 2012 Scenario, Actual [Member] Series A Preferred Stock [Member]	Sep. 30, 2012 Scenario, Actual [Member] Series A Preferred Stock [Member]	Jun. 30, 2012 Scenario, Actual [Member] Series A Preferred Stock [Member]	Mar. 31, 2012 Scenario, Actual [Member] Series A Preferred Stock [Member]	Dec. 31, 2011 Scenario, Actual [Member] Series A Preferred Stock [Member]	Dec. 31, 2012 Scenario, Actual [Member] Series G Preferred Stock [Member]	Sep. 30, 2012 Scenario, Actual [Member] Series G Preferred Stock [Member]	Jun. 30, 2012 Scenario, Actual [Member] Series G Preferred Stock [Member]	Mar. 31, 2012 Scenario, Actual [Member] Series G Preferred Stock [Member]	Dec. 31, 2011 Scenario, Actual [Member] Series G Preferred Stock [Member]	Dec. 31, 2012 Scenario, Actual [Member]	Sep. 30, 2012 Scenario, Actual [Member]	Jun. 30, 2012 Scenario, Actual [Member]	Mar. 31, 2012 Scenario, Actual [Member]	Dec. 31, 2011 Scenario, Actual [Member]	Jun. 30, 2013 Series I Preferred Stock [Member]	Dec. 31, 2012 Series I Preferred Stock [Member]	Dec. 31, 2011 Series I Preferred Stock [Member]	Jun. 30, 2013 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Jun. 30, 2013 Series G Preferred Stock [Member]	Dec. 31, 2012 Series G Preferred Stock [Member]	Dec. 31, 2011 Series G Preferred Stock [Member]
Convertible Note, Net of discounts (in Dollars)	$ 176,990	$ 166,307	$ 0																$ 166,307	$ 240,325	$ 213,201	$ 146,198	$ 0
Note Payable, Net of discounts (in Dollars)	$ 0	$ 0	$ 20,568																$ 0	$ 0	$ 0	$ 4,069	$ 20,568
Common shares subject to redemption, shares outstanding	10,217,486	4,517,601	880,982																4,517,601	3,602,492	2,817,774	1,914,491	880,982
Preferred stock par value (in Dollars per share)				$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001						$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized				100	100	100	100	100	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	0	1,500,000	1,500,000	1,500,000	1,500,000						100	100	100	8,000,000	8,000,000	8,000,000	0	0	1,500,000
Preferred stock, shares issued				100	100	100	100	100	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	0	0	100,000	100,000	100,000						100	100	100	4,000,000	4,000,000	4,000,000	0	0	100,000
Preferred stock, shares outstanding				100	100	100	100	100	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	0	0	100,000	100,000	100,000						100	100	100	4,000,000	4,000,000	4,000,000	0	0	100,000
Common stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001																$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	250,000,000	250,000,000	250,000,000																250,000,000	250,000,000	250,000,000	250,000,000	250,000,000
Common stock, shares issued	103,264,544	97,485,130	96,783,480																97,485,130	96,895,130	96,810,130	96,810,130	96,783,480
Common stock, shares outstanding	103,264,544	97,485,130	96,783,480																97,485,130	96,895,130	96,810,130	96,810,130	96,783,480